GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.62%
138,400	RPM International Inc	$ 11,271,296
Communications — 4.44%
302,200	Corning Inc	11,154,202
31,000	DoorDash Inc Class A(a)	3,632,890
49,400	Etsy Inc(a)	6,139,432
144,896	Farfetch Ltd Class A(a)	2,190,828
50,800	IAC/InterActiveCorp(a)	5,094,224
239,000	Liberty Media Corp-Liberty Formula One Class C(a)	16,691,760
55,800	Match Group Inc(a)	6,067,692
74,900	Spotify Technology SA(a)	11,311,398
165,800	Trade Desk Inc Class A(a)	11,481,650
57,400	Upwork Inc(a)	1,333,976
66	Venture Global LNG Inc Series B(a)(b)(c)	392,711
410	Venture Global LNG Inc Series C(a)(b)(c)	2,439,570
206,588	Vimeo Inc(a)	2,454,265
		80,384,598
Consumer, Cyclical — 15.03%
28,500	Aptiv PLC(a)	3,411,735
148,300	Bath & Body Works Inc	7,088,740
131,200	Burlington Stores Inc(a)	23,900,704
107,800	Casey's General Stores Inc	21,362,726
12,500	Chipotle Mexican Grill Inc(a)	19,775,375
19,900	Deckers Outdoor Corp(a)	5,448,023
109,600	Dollar General Corp	24,400,248
116,000	Dollar Tree Inc(a)	18,577,400
30,400	Domino's Pizza Inc	12,373,104
219,900	DraftKings Inc Class A(a)	4,281,453
41,800	Five Below Inc(a)	6,619,866
164,900	Hilton Worldwide Holdings Inc(a)	25,021,926
11,000	Lululemon Athletica Inc(a)	4,017,530
359,300	MGM Resorts International	15,069,042
104,891	Olaplex Holdings Inc(a)	1,639,446
23,500	O'Reilly Automotive Inc(a)	16,096,560
108,989	Peloton Interactive Inc Class A(a)	2,879,490
443,489	Rivian Automotive Series F(c)	21,166,843
77,400	Ross Stores Inc	7,001,604
442,000	Southwest Airlines Co(a)	20,243,600
41,300	Vail Resorts Inc	10,749,151
28,093	Warby Parker Inc Class A(a)	949,824
		272,074,390
Consumer, Non-Cyclical — 32.42%
281,200	Acadia Healthcare Co Inc(a)	18,427,036
79,505	agilon health Inc(a)	2,015,452
173,700	Alcon Inc	13,779,621
366,000	Alkermes PLC(a)	9,629,460
85,100	Alnylam Pharmaceuticals Inc(a)	13,895,979
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
19,375	Apellis Pharmaceuticals Inc(a)	$ 984,444
36,280	Argenx SE ADR(a)	11,439,447
786,500	Avantor Inc(a)	26,599,430
104,700	Avery Dennison Corp	18,214,659
20,859	Boston Beer Co Inc Class A(a)	8,103,096
68,800	Bright Horizons Family Solutions Inc(a)	9,129,072
411,600	Bruker Corp	26,465,880
396,500	Catalent Inc(a)	43,971,850
632,283	Clarivate PLC(a)	10,597,063
67,300	Cooper Cos Inc	28,103,807
225,458	CoStar Group Inc(a)	15,017,757
94,800	DENTSPLY SIRONA Inc	4,666,056
315,100	Elanco Animal Health Inc(a)	8,220,959
66,000	Equifax Inc	15,648,600
80,700	Exact Sciences Corp(a)	5,642,544
129,900	Exelixis Inc(a)	2,944,833
93,900	FleetCor Technologies Inc(a)	23,386,734
723,300	Hologic Inc(a)	55,563,906
49,900	ICU Medical Inc(a)	11,109,736
234,900	Ionis Pharmaceuticals Inc(a)	8,700,696
25,200	MarketAxess Holdings Inc	8,573,040
28,000	Molina Healthcare Inc(a)	9,340,520
856,000	Multiplan Corp(a)	4,006,080
80,700	Neurocrine Biosciences Inc(a)	7,565,625
331,595	Ortho Clinical Diagnostics Holdings PLC(a)	6,187,563
8,300	Paylocity Holding Corp(a)	1,707,891
228,800	Perrigo Co PLC	8,792,784
96,000	Quidel Corp(a)	10,796,160
222,600	Reynolds Consumer Products Inc	6,531,084
55,300	Seagen Inc(a)	7,965,965
117,953	Teleflex Inc	41,853,263
330,300	Terminix Global Holdings Inc(a)	15,071,589
230,400	TransUnion	23,809,536
178,800	TreeHouse Foods Inc(a)	5,768,088
55,600	Ultragenyx Pharmaceutical Inc(a)	4,037,672
66,100	Verisk Analytics Inc	14,187,043
44,298	West Pharmaceutical Services Inc	18,193,631
		586,645,651
Energy — 0.13%
133,600	Shoals Technologies Group Inc Class A(a)	2,276,544
Financial — 5.52%
110,400	Assurant Inc	20,074,032
199,300	Axis Capital Holdings Ltd	12,051,671
113,100	Cboe Global Markets Inc	12,940,902
46,300	eXp World Holdings Inc	980,171
69,900	Kemper Corp	3,952,146

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
359,800	KKR & Co Inc	$ 21,037,506
55,450	Raymond James Financial Inc	6,094,510
219,761	SoFi Technologies Inc(a)	2,076,741
236,100	Tradeweb Markets Inc Class A	20,746,107
		99,953,786
Industrial — 19.84%
243,900	Agilent Technologies Inc	32,275,287
151,900	Amphenol Corp Class A	11,445,665
251,408	Ardagh Metal Packaging SA(a)	2,043,947
487,107	Ball Corp	43,839,630
227,200	BWX Technologies Inc	12,236,992
110,500	Cognex Corp	8,525,075
495,254	Colfax Corp(a)	19,706,157
253,800	Fortive Corp	15,464,034
71,400	IDEX Corp	13,689,522
746,300	Ingersoll Rand Inc	37,576,205
140,000	JB Hunt Transport Services Inc	28,110,600
142,800	Keysight Technologies Inc(a)	22,558,116
11,400	Littelfuse Inc	2,843,274
41,468	Martin Marietta Materials Inc	15,960,618
335,400	National Instruments Corp	13,613,886
293,600	Sealed Air Corp	19,659,456
637,200	Textron Inc	47,394,936
86,500	Waste Connections Inc	12,084,050
		359,027,450
Technology — 17.68%
27,600	Atlassian Corp PLC Class A(a)	8,109,708
41,800	Bill.com Holdings Inc(a)	9,479,822
204,300	Black Knight Inc(a)	11,847,357
33,600	Broadridge Financial Solutions Inc	5,231,856
458,327	CCC Intelligent Solutions Holdings Inc(a)	5,059,930
221,200	Ceridian HCM Holding Inc(a)	15,121,232
31,771	Clear Secure Inc Class A(a)	854,005
48,100	Crowdstrike Holdings Inc Class A(a)	10,922,548
82,400	DocuSign Inc(a)	8,826,688
68,100	Doximity Inc Class A(a)	3,547,329
43,900	Entegris Inc	5,762,314
87,900	Fortinet Inc(a)	30,038,946
2,943	HashiCorp Inc Class A(a)	158,922
74,600	KLA Corp	27,308,076
62,400	Lattice Semiconductor Corp(a)	3,803,280
61,000	Leidos Holdings Inc	6,589,220
556,800	Marvell Technology Inc	39,928,128
617,000	Microchip Technology Inc	46,361,380
49,200	nCino Inc(a)	2,016,216
166,900	Playtika Holding Corp(a)	3,226,177
Shares		Fair Value
Technology — (continued)
18,497	Procore Technologies Inc(a)	$ 1,072,086
96,900	PTC Inc(a)	10,438,068
35,600	Roper Technologies Inc	16,811,388
58,976	SentinelOne Inc Class A(a)	2,284,730
94,200	Skyworks Solutions Inc	12,554,976
23,500	Synopsys Inc(a)	7,831,845
57,088	Thoughtworks Holding Inc(a)	1,188,001
96,700	Veeva Systems Inc Class A(a)	20,544,882
26,200	Wolfspeed Inc(a)	2,983,132
		319,902,242
TOTAL COMMON STOCK — 95.68% (Cost $1,260,258,814)		$1,731,535,957
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.10%
3,843	Maplebear Inc DBA Instacart Series I 0.00%(b)(c)	368,928
47,688	Sila Nanotechnologies Inc Series F 0.00%(b)(c)	1,486,435
		1,855,363
Technology — 0.04%
3,651	Databricks Inc Series G 0.00%(b)(c)	605,628
TOTAL CONVERTIBLE PREFERRED STOCK — 0.14% (Cost $3,096,163)		$2,460,991
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,773,000	BlackRock FedFund Institutional Class(d), 0.23%(e)	2,773,000
2,950,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 0.30%(e)	2,950,000
2,853,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.25%(e)	2,853,000
1,843,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.25%(e)	1,843,000
1,843,000	JPMorgan U.S. Government Money Market Fund Capital Shares(d), 0.25%(e)	1,843,000

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
590,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(d), 0.23%(e)	$ 590,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.71% (Cost $12,852,000)		$12,852,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.65%
$29,890,000	Federal Home Loan Bank(f) 0.10%, 04/01/2022	29,890,000
Repurchase Agreements — 1.21%
5,413,213	Undivided interest of 12.75% in a repurchase agreement (principal amount/value $42,458,009 with a maturity value of $42,458,375) with Citigroup Global Markets Inc, 0.31%, dated 3/31/22 to be repurchased at $5,413,213 on 4/1/22 collateralized by Government National Mortgage Association securities, 2.00% - 10.00%, 6/15/22 - 1/20/52, with a value of $43,307,169.(d)	5,413,213
8,262,367	Undivided interest of 7.65% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $8,262,367 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(d)	8,262,367
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 8,262,367	Undivided interest of 7.65% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $8,262,367 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(d)	$ 8,262,367
		21,937,947
TOTAL SHORT TERM INVESTMENTS — 2.86% (Cost $51,827,947)		$51,827,947
TOTAL INVESTMENTS — 99.39% (Cost $1,328,034,924)		$1,798,676,895
OTHER ASSETS & LIABILITIES, NET — 0.61%		$11,074,829
TOTAL NET ASSETS — 100.00%		$1,809,751,724

(a)	Non-income producing security.
(b)	Security is fair valued using significant unobservable inputs.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2022.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
At March 31, 2022, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
Rivian Automotive Series F(a)	11/11/2021	$5,333,986	$21,166,843	1.17%
Venture Global LNG Inc Series B(a)(b)(c)	03/08/2018	199,320	392,711	0.02
Venture Global LNG Inc Series C(a)(b)(c)	10/16/2017-03/08/2018	1,504,805	2,439,570	0.13
Convertible Preferred Stock
Databricks Inc Series G(a)(c)	02/01/2021	647,570	605,628	0.04
Maplebear Inc DBA Instacart Series I(a)(c)	02/26/2021	480,375	368,928	0.02
Sila Nanotechnologies Inc Series F(a)(c)	01/07/2021	1,968,218	1,486,435	0.08
		$10,134,274	$26,460,115	1.46%
(a)	Restricted security; further details of these securities are included in a subsequent table.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,714,924,055	$13,779,621	$2,832,281	$1,731,535,957
Convertible Preferred Stock	—	—	2,460,991	2,460,991
Government Money Market Mutual Funds	12,852,000	—	—	12,852,000
Short Term Investments	—	51,827,947	—	51,827,947
Total Assets	$1,727,776,055	$65,607,568	$5,293,272	$1,798,676,895
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2022